Financial risk management objectives and policies - Disclosure of sensitivity analysis of strengthening weakening of the currency against USD currency would impact on financial instruments (Details) - Currency risk - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management objectives and policies
Weakening of currency against USD	10.00%
Strengthening of currency against USD	10.00%
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	$ 374,709	$ 537,626	$ 619,813
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(374,709)	(537,626)	(619,813)
EGP to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	52,472	191,279	232,797
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(52,472)	(191,279)	(232,797)
KES to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	47,968	52,186	43,250
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(47,968)	(52,186)	(43,250)
EUR to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	223,646	227,204	241,043
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(223,646)	(227,204)	(241,043)
MYR to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	1,204	1,269	1,235
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	(1,204)	(1,269)	(1,235)
ARS to USD
Financial risk management objectives and policies
Increase (Decrease) in financial instrument due to Strengthening of the following currency against USD currency	49,418	65,688	101,488
Increase (Decrease) in financial instrument due to Weakening of the following currency against USD currency	$ (49,418)	$ (65,688)	$ (101,488)